17. Quarterly Data	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
17. Quarterly Data

	2015				2014
(Dollars in thousands, except per share amounts)	First	Second	Third	Fourth	First	Second	Third	Fourth
Total interest income	$9,567	9,191	9,947	9,961	$9,545	9,576	9,583	9,716
Total interest expense	884	875	874	851	1,111	1,085	1,076	1,015
Net interest income	8,683	8,316	9,073	9,110	8,434	8,491	8,507	8,701

(Reduction of) provision for loan losses	173	(214)	235	(211)	(349)	67	256	(673)
Other income	3,245	3,297	3,266	3,504	2,841	3,110	3,207	3,006
Other expense	8,748	8,337	8,669	10,024	8,123	8,067	8,541	10,940
Income before income taxes	3,007	3,490	3,435	2,801	3,501	3,467	2,917	1,440

Income taxes	679	866	942	613	923	916	475	(377)
Net earnings	2,328	2,624	2,493	2,188	2,578	2,551	2,442	1,817

Basic net earnings per share	0.41	0.47	0.45	0.40	$0.46	0.45	0.43	0.33
Diluted net earnings per share	$0.41	0.47	0.45	0.39	$0.46	0.45	0.43	0.32